Segmental and Revenue Analysis (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of net revenues generated from different reportable segment
	For the Years Ended December 31,
	2019	2018	2017
Overseas sales	$9,995,136	$15,832,362	$21,190,063
Domestic sales	2,711,445	4,102,457	2,086,462
Electronic commerce	83,779	3,800,668	5,734,121
Less: Sale tax and addition	(142,105)	(61,450)	(31,135)
Total net revenue	$12,648,255	$23,674,037	$28,979,511

	For the Years Ended December 31,
	2019	2018	2017
Pet chews	$6,469,755	$6,271,777	$9,614,426
Dried pet snacks	4,617,742	13,611,010	14,851,868
Wet canned pet food	1,310,001	2,782,382	3,035,196
Dental health snacks	305,452	495,581	856,875
Baked pet biscuits	87,410	95,169	8,226
Others	-	479,568	644,055
Less: Sales tax and addition	(142,105)	(61,450)	(31,135)
Total net revenue	$12,648,255	$23,674,037	$28,979,511

	For the Years Ended December 31,
	2019	2018	2017
South Korea	$1,335,791	$2,870,998	$5,397,982
China	2,662,247	6,569,382	6,553,715
United Kingdom	1,573,546	2,415,043	3,213,303
Germany	2,062,110	2,522,149	3,585,535
Other countries	5,156,666	9,357,915	10,260,111
Less: Sales tax and addition	(142,105)	(61,450)	(31,135)
Total net revenue	$12,648,255	$23,674,037	$28,979,511